UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS Disciplined Market Neutral Fund
	Shares	Value ($)
Long Positions 101.6%
Common Stocks 96.1%
Consumer Discretionary 14.8%
Auto Components 1.2%
Goodyear Tire & Rubber Co.* (a)	238,700	3,339,413
TRW Automotive Holdings Corp.* (a)	43,900	1,433,774

		4,773,187
Distributors 0.3%
LKQ Corp.* (a)	33,500	1,022,755
Hotels Restaurants & Leisure 1.3%
Brinker International, Inc. (a)	54,300	1,307,544
Wyndham Worldwide Corp. (a)	106,100	3,761,245

		5,068,789
Household Durables 0.6%
Garmin Ltd. (a)	42,300	1,547,757
Tempur-Pedic International, Inc.* (a)	15,300	835,533

		2,383,290
Leisure Equipment & Products 0.6%
Polaris Industries, Inc. (a)	41,700	2,506,170
Media 2.3%
CBS Corp. "B" (a)	134,700	3,507,588
Discovery Communications, Inc. "A"* (a)	39,800	1,670,804
News Corp. "A" (a)	163,000	2,842,720
Viacom, Inc. "B" (a)	25,800	1,154,808

		9,175,920
Multiline Retail 0.5%
Macy's, Inc. (a)	56,400	1,823,412
Specialty Retail 5.8%
Aaron's, Inc. (a)	122,800	3,227,184
Best Buy Co., Inc. (a)	165,500	4,483,395
Foot Locker, Inc. (a)	144,300	3,404,037
Limited Brands, Inc. (a)	90,300	3,822,399
PetSmart, Inc. (a)	45,300	2,185,725
Signet Jewelers Ltd. (a)	33,800	1,496,664
The Gap, Inc. (a)	51,000	953,190
Tractor Supply Co. (a)	26,900	1,942,987
Williams-Sonoma, Inc. (a)	28,000	1,057,560

		22,573,141
Textiles, Apparel & Luxury Goods 2.2%
Deckers Outdoor Corp.* (a)	24,400	2,658,258
PVH Corp. (a)	18,300	1,242,387
VF Corp. (a)	33,400	4,632,246

		8,532,891
Consumer Staples 7.2%
Beverages 1.8%
Coca-Cola Enterprises, Inc. (a)	130,600	3,411,272
Constellation Brands, Inc. "A"* (a)	105,900	2,061,873
Hansen Natural Corp.* (a)	19,000	1,751,800

		7,224,945
Food & Staples Retailing 0.7%
Whole Foods Market, Inc. (a)	38,900	2,649,090
Food Products 2.7%
Corn Products International, Inc. (a)	42,100	2,188,779
Dean Foods Co.* (a)	100,100	1,017,016
Kraft Foods, Inc. "A" (a)	110,500	3,994,575
Smithfield Foods, Inc.* (a)	25,200	617,148
Tyson Foods, Inc. "A" (a)	141,400	2,847,796

		10,665,314
Personal Products 0.7%
Estee Lauder Companies, Inc. "A" (a)	23,900	2,819,722
Tobacco 1.3%
Philip Morris International, Inc. (a)	65,100	4,963,224
Energy 9.0%
Energy Equipment & Services 2.1%
National Oilwell Varco, Inc. (a)	48,800	3,498,960
Oceaneering International, Inc. (a)	22,400	1,065,344
SEACOR Holdings, Inc. (a)	44,000	3,817,880

		8,382,184
Oil, Gas & Consumable Fuels 6.9%
Chevron Corp. (a)	44,400	4,565,208
ConocoPhillips (a)	54,800	3,908,336
HollyFrontier Corp. (a)	43,400	1,009,050
Marathon Oil Corp. (a)	129,200	3,612,432
Range Resources Corp. (a)	66,300	4,754,373
Tesoro Corp.* (a)	192,500	4,598,825
Valero Energy Corp. (a)	206,700	4,603,209

		27,051,433
Financials 17.0%
Capital Markets 0.8%
State Street Corp. (a)	80,400	3,187,860
Commercial Banks 4.1%
Bank of Hawaii Corp. (a)	38,300	1,629,665
BB&T Corp. (a)	29,700	688,149
KeyCorp (a)	641,200	4,674,348
Regions Financial Corp. (a)	1,108,200	4,554,702
Zions Bancorp. (a)	280,100	4,506,809

		16,053,673
Consumer Finance 1.7%
American Express Co. (a)	33,700	1,618,948
Capital One Financial Corp. (a)	73,100	3,264,646
Discover Financial Services (a)	74,700	1,779,354

		6,662,948
Diversified Financial Services 1.7%
IntercontinentalExchange, Inc.* (a)	29,400	3,578,568
The NASDAQ OMX Group, Inc.* (a)	110,800	2,908,500

		6,487,068
Insurance 5.4%
Aflac, Inc. (a)	77,000	3,344,880
Arch Capital Group Ltd.* (a)	39,300	1,484,361
Assurant, Inc. (a)	55,500	2,177,820
Cincinnati Financial Corp. (a)	82,200	2,437,230
Fidelity National Financial, Inc. "A" (a)	89,700	1,423,539
PartnerRe Ltd. (a)	46,900	3,082,268
Torchmark Corp. (a)	86,600	3,688,294
Validus Holdings Ltd. (a)	116,500	3,505,485

		21,143,877
Real Estate Investment Trusts 3.3%
Hospitality Properties Trust (REIT) (a)	117,400	2,586,322
Public Storage (REIT) (a)	37,100	4,893,490
Rayonier, Inc. (REIT) (a)	112,250	4,561,840
Realty Income Corp. (REIT) (a)	30,500	1,032,730

		13,074,382
Health Care 16.6%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.* (a)	53,100	3,645,846
Amgen, Inc. (a)	20,400	1,181,364
Biogen Idec, Inc.* (a)	26,100	3,000,195
United Therapeutics Corp.* (a)	20,000	818,200

		8,645,605
Health Care Equipment & Supplies 0.4%
Intuitive Surgical, Inc.* (a)	3,800	1,649,998
Health Care Providers & Services 8.6%
Aetna, Inc. (a)	117,400	4,909,668
AMERIGROUP Corp.* (a)	51,300	2,932,821
AmerisourceBergen Corp. (a)	60,700	2,255,005
CIGNA Corp. (a)	81,900	3,622,437
Coventry Health Care, Inc.* (a)	14,200	453,548
Health Net, Inc.* (a)	165,000	5,138,100
Humana, Inc. (a)	54,900	4,868,532
McKesson Corp. (a)	5,500	447,205
UnitedHealth Group, Inc. (a)	85,600	4,174,712
WellPoint, Inc. (a)	68,400	4,825,620

		33,627,648
Pharmaceuticals 5.4%
Bristol-Myers Squibb Co. (a)	141,700	4,636,424
Eli Lilly & Co. (a)	126,600	4,791,810
Merck & Co., Inc. (a)	92,800	3,317,600
Pfizer, Inc. (a)	237,400	4,764,618
Watson Pharmaceuticals, Inc.* (a)	56,700	3,663,954

		21,174,406
Industrials 10.6%
Aerospace & Defense 2.2%
General Dynamics Corp. (a)	44,200	2,919,852
L-3 Communications Holdings, Inc. (a)	15,500	1,027,650
Northrop Grumman Corp. (a)	79,800	4,554,186

		8,501,688
Commercial Services & Supplies 0.2%
Cintas Corp. (a)	34,500	1,048,800
Construction & Engineering 2.2%
Chicago Bridge & Iron Co. NV (a)	91,200	3,771,120
KBR, Inc. (a)	96,800	2,797,520
URS Corp.* (a)	54,400	1,966,016

		8,534,656
Machinery 3.0%
AGCO Corp.* (a)	89,500	4,094,625
Kennametal, Inc. (a)	83,500	3,182,185
Timken Co. (a)	105,300	4,423,653

		11,700,463
Marine 0.5%
Kirby Corp.* (a)	30,700	1,973,396
Professional Services 0.4%
Robert Half International, Inc. (a)	23,200	614,568
Towers Watson & Co. "A" (a)	14,200	925,272

		1,539,840
Road & Rail 1.0%
Landstar System, Inc. (a)	30,600	1,415,862
Ryder System, Inc. (a)	50,500	2,640,140

		4,056,002
Trading Companies & Distributors 1.1%
W.W. Grainger, Inc. (a)	22,500	4,205,250
Information Technology 11.9%
Communications Equipment 1.9%
EchoStar Corp. "A"* (a)	91,100	2,002,378
Motorola Solutions, Inc. (a)	101,400	4,732,338
QUALCOMM, Inc. (a)	10,400	569,920

		7,304,636
Computers & Peripherals 1.4%
Dell, Inc.* (a)	308,200	4,857,232
SanDisk Corp.* (a)	16,900	833,339

		5,690,571
Electronic Equipment, Instruments & Components 1.5%
Jabil Circuit, Inc. (a)	125,600	2,545,912
Tech Data Corp.* (a)	23,400	1,151,982
Vishay Intertechnology, Inc.* (a)	221,700	2,192,613

		5,890,507
Internet Software & Services 1.3%
AOL, Inc.* (a)	149,100	2,138,094
IAC/InterActiveCorp. (a)	66,200	2,772,456

		4,910,550
IT Services 1.5%
Global Payments, Inc. (a)	65,900	2,914,757
Total System Services, Inc. (a)	150,300	3,012,012

		5,926,769
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc. (a)	289,000	3,115,420
Micron Technology, Inc.* (a)	621,000	3,719,790
Teradyne, Inc.* (a)	136,200	1,833,252

		8,668,462
Software 2.1%
Activision Blizzard, Inc. (a)	289,400	3,594,348
Electronic Arts, Inc.* (a)	193,600	4,489,584

		8,083,932
Materials 4.8%
Chemicals 3.1%
CF Industries Holdings, Inc. (a)	27,100	3,788,580
LyondellBasell Industries NV "A" (a)	64,400	2,103,948
Monsanto Co. (a)	43,100	3,165,695
Rockwood Holdings, Inc.* (a)	20,300	904,568
W.R. Grace & Co.* (a)	50,700	2,112,669

		12,075,460
Paper & Forest Products 1.7%
Domtar Corp. (a)	59,200	4,648,976
International Paper Co. (a)	79,600	2,260,640

		6,909,616
Telecommunication Services 1.7%
Wireless Telecommunication Services
Telephone & Data Systems, Inc. (a)	179,400	4,842,006
United States Cellular Corp.* (a)	38,700	1,691,964

		6,533,970
Utilities 2.5%
Electric Utilities 0.5%
Pepco Holdings, Inc. (a)	92,100	1,821,738
Independent Power Producers & Energy Traders 0.4%
GenOn Energy, Inc.* (a)	317,400	863,328
NRG Energy, Inc.* (a)	31,304	616,062

		1,479,390
Multi-Utilities 1.2%
Ameren Corp. (a)	144,800	4,895,688
Water Utilities 0.4%
American Water Works Co., Inc. (a)	58,100	1,805,167

Total Common Stocks (Cost $357,014,588)		376,879,483
Cash Equivalents 5.5%
Central Cash Management Fund, 0.13% (b) (Cost $21,447,982)	21,447,982	21,447,982

	% of Net Assets	Value ($)

Total Long Positions (Cost $378,462,570) †	101.6	398,327,465
Other Assets and Liabilities, Net	94.2	369,178,877
Securities Sold Short	(95.8)	(375,474,352)

Net Assets	100.0	392,031,990

†
The cost for federal income tax purposes was $379,842,469.  At November 30, 2011, net unrealized appreciation  for all securities based on tax cost was $18,484,996.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,091,221 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,606,225.

	Shares	Value ($)
Common Stocks Sold Short 95.8%
Consumer Discretionary 15.0%
Auto Components 0.6%
Johnson Controls, Inc.	74,000	2,329,520
Automobiles 0.9%
Ford Motor Co.	339,500	3,598,700
Diversified Consumer Services 0.7%
DeVry, Inc.	79,600	2,746,996
Hotels Restaurants & Leisure 1.7%
Bally Technologies, Inc.	24,600	943,164
Darden Restaurants, Inc.	86,100	4,107,831
WMS Industries, Inc.	68,600	1,438,542

		6,489,537
Household Durables 2.4%
D.R. Horton, Inc.	252,800	3,010,848
Lennar Corp. "A"	220,100	4,052,041
Toll Brothers, Inc.	123,500	2,508,285

		9,571,174
Internet & Catalog Retail 0.7%
Amazon.com, Inc.	14,100	2,711,289
Leisure Equipment & Products 0.9%
Hasbro, Inc.	94,900	3,398,369
Media 2.9%
Cablevision Systems Corp. (New York Group) "A"	282,100	4,231,500
DIRECTV "A"	21,600	1,019,952
DISH Network Corp. "A"	48,400	1,189,188
DreamWorks Animation SKG, Inc. "A"	164,900	3,062,193
Walt Disney Co.	55,500	1,989,675

		11,492,508
Specialty Retail 4.2%
Abercrombie & Fitch Co. "A"	20,700	991,737
AutoZone, Inc.	12,500	4,104,750
CarMax, Inc.	139,500	4,012,020
Guess?, Inc.	64,000	1,799,680
Ross Stores, Inc.	22,600	2,013,434
Urban Outfitters, Inc.	134,700	3,634,206

		16,555,827
Consumer Staples 10.4%
Beverages 2.4%
Coca-Cola Co.	68,700	4,618,701
PepsiCo, Inc.	71,700	4,588,800

		9,207,501
Food & Staples Retailing 1.9%
Kroger Co.	55,800	1,293,444
Sysco Corp.	139,800	3,989,892
Walgreen Co.	66,200	2,232,264

		7,515,600
Food Products 3.1%
Beam, Inc.	36,800	1,932,736
General Mills, Inc.	116,000	4,634,200
Kellogg Co.	71,100	3,495,276
Mead Johnson Nutrition Co.	30,000	2,260,800

		12,323,012
Household Products 1.2%
Clorox Co.	20,200	1,312,192
Procter & Gamble Co.	49,600	3,202,672

		4,514,864
Personal Products 1.0%
Avon Products, Inc.	221,200	3,760,400
Tobacco 0.8%
Lorillard, Inc.	29,400	3,281,628
Energy 7.8%
Energy Equipment & Services 2.2%
Rowan Companies, Inc.	132,700	4,499,857
Tidewater, Inc.	78,800	3,971,520

		8,471,377
Oil, Gas & Consumable Fuels 5.6%
Arch Coal, Inc.	86,500	1,417,735
Concho Resources, Inc.	14,900	1,514,138
Continental Resources, Inc.	43,100	3,042,429
EOG Resources, Inc.	9,300	964,782
Exxon Mobil Corp.	18,600	1,496,184
Newfield Exploration Co.	17,700	810,660
Pioneer Natural Resources Co.	37,900	3,583,066
SM Energy Co.	38,700	3,076,263
Spectra Energy Corp.	162,800	4,789,576
Ultra Petroleum Corp.	36,300	1,278,123

		21,972,956
Financials 15.7%
Capital Markets 2.7%
Ameriprise Financial, Inc.	75,200	3,452,432
Raymond James Financial, Inc.	46,000	1,371,260
The Goldman Sachs Group, Inc.	43,800	4,198,668
Waddell & Reed Financial, Inc. "A"	59,700	1,622,646

		10,645,006
Commercial Banks 2.0%
City National Corp.	31,800	1,348,956
Cullen/Frost Bankers, Inc.	15,400	778,778
M&T Bank Corp.	30,200	2,203,996
TCF Financial Corp.	345,700	3,477,742

		7,809,472
Insurance 4.5%
Genworth Financial, Inc. "A"	249,000	1,640,910
Hartford Financial Services Group, Inc.	66,400	1,179,264
Lincoln National Corp.	110,400	2,227,872
Old Republic International Corp.	179,200	1,473,024
Principal Financial Group, Inc.	198,300	4,784,979
Prudential Financial, Inc.	60,500	3,063,720
RenaissanceRe Holdings Ltd.	44,400	3,260,736

		17,630,505
Real Estate Investment Trusts 4.0%
Annaly Capital Management, Inc. (REIT)	282,600	4,541,382
Apartment Investment & Management Co. "A" (REIT)	135,900	2,959,902
Boston Properties, Inc. (REIT)	27,900	2,661,102
Corporate Office Properties Trust (REIT)	148,100	3,087,885
General Growth Properties, Inc. (REIT)	165,100	2,324,608

		15,574,879
Thrifts & Mortgage Finance 2.5%
First Niagara Financial Group, Inc.	214,200	1,884,960
Hudson City Bancorp., Inc.	639,500	3,574,805
New York Community Bancorp., Inc.	366,700	4,415,068

		9,874,833
Health Care 13.7%
Biotechnology 3.2%
BioMarin Pharmaceutical, Inc.	90,300	3,126,186
Dendreon Corp.	305,200	2,636,928
Human Genome Sciences, Inc.	306,000	2,347,020
Pharmasset, Inc.	34,200	4,479,858

		12,589,992
Health Care Equipment & Supplies 2.2%
Edwards Lifesciences Corp.	71,400	4,714,542
Gen-Probe, Inc.	33,600	2,116,464
ResMed, Inc.	68,000	1,771,400

		8,602,406
Health Care Providers & Services 5.1%
Catalyst Health Solutions, Inc.	43,700	2,273,274
Express Scripts, Inc.	73,200	3,341,580
HCA Holdings, Inc.	43,800	1,067,844
Henry Schein, Inc.	26,400	1,698,576
Laboratory Corp. of America Holdings	56,500	4,843,180
Patterson Companies, Inc.	54,000	1,629,180
Universal Health Services, Inc. "B"	63,800	2,566,036
VCA Antech, Inc.	126,200	2,481,092

		19,900,762
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc.	93,900	4,436,775
Waters Corp.	43,200	3,456,000

		7,892,775
Pharmaceuticals 1.2%
Hospira, Inc.	147,800	4,166,482
Warner Chilcott PLC "A"	40,500	636,660

		4,803,142
Industrials 12.2%
Aerospace & Defense 1.6%
Rockwell Collins, Inc.	80,000	4,392,000
Spirit AeroSystems Holdings, Inc. "A"	92,400	1,802,724

		6,194,724
Air Freight & Logistics 2.3%
C.H. Robinson Worldwide, Inc.	68,400	4,686,084
Expeditors International of Washington, Inc.	100,300	4,364,053

		9,050,137
Building Products 0.2%
Lennox International, Inc.	25,200	834,876
Commercial Services & Supplies 1.0%
Avery Dennison Corp.	48,600	1,273,806
Waste Management, Inc.	82,600	2,585,380

		3,859,186
Construction & Engineering 0.5%
Shaw Group, Inc.	72,200	1,792,004
Electrical Equipment 0.5%
Emerson Electric Co.	36,500	1,907,125
Industrial Conglomerates 2.3%
3M Co.	56,900	4,611,176
General Electric Co.	275,700	4,386,387

		8,997,563
Machinery 2.7%
Cummins, Inc.	12,200	1,175,226
Deere & Co.	45,800	3,629,650
Illinois Tool Works, Inc.	95,300	4,330,432
Navistar International Corp.	44,400	1,653,012

		10,788,320
Professional Services 0.5%
Dun & Bradstreet Corp.	25,800	1,802,646
Road & Rail 0.6%
CSX Corp.	30,100	653,471
Norfolk Southern Corp.	24,600	1,858,284

		2,511,755
Information Technology 9.9%
Communications Equipment 1.4%
Acme Packet, Inc.	40,100	1,340,543
Juniper Networks, Inc.	17,100	388,341
Motorola Mobility Holdings, Inc.	34,100	1,329,900
Polycom, Inc.	100,700	1,701,830
Tellabs, Inc.	196,400	779,708

		5,540,322
Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp. "A"	97,900	4,437,807
FLIR Systems, Inc.	104,900	2,817,614

		7,255,421
Internet Software & Services 0.7%
Equinix, Inc.	17,200	1,720,344
WebMD Health Corp.	29,500	1,068,490

		2,788,834
IT Services 1.0%
Fidelity National Information Services, Inc.	82,500	1,987,425
SAIC, Inc.	165,100	1,989,455

		3,976,880
Semiconductors & Semiconductor Equipment 3.3%
Atmel Corp.	370,200	3,283,674
Intersil Corp. "A"	159,000	1,690,170
Linear Technology Corp.	147,400	4,514,862
Silicon Laboratories, Inc.	82,500	3,565,650

		13,054,356
Software 1.6%
Red Hat, Inc.	46,700	2,338,736
Rovi Corp.	41,200	1,143,300
Salesforce.com, Inc.	22,500	2,664,450

		6,146,486
Materials 5.4%
Chemicals 3.0%
Air Products & Chemicals, Inc.	27,200	2,278,000
International Flavors & Fragrances, Inc.	87,400	4,742,324
Praxair, Inc.	47,400	4,834,800

		11,855,124
Containers & Packaging 2.4%
Ball Corp.	86,400	3,033,504
Bemis Co., Inc.	129,700	3,824,853
Crown Holdings, Inc.	77,500	2,504,025

		9,362,382
Telecommunication Services 3.1%
Diversified Telecommunication Services 1.6%
Frontier Communications Corp.	495,500	2,834,260
Windstream Corp.	291,600	3,429,216

		6,263,476
Wireless Telecommunication Services 1.5%
American Tower Corp. "A"	28,200	1,663,800
SBA Communications Corp. "A"	104,100	4,256,649

		5,920,449
Utilities 2.6%
Electric Utilities
Great Plains Energy, Inc.	60,500	1,272,920
NextEra Energy, Inc.	83,900	4,651,416
PPL Corp.	146,000	4,382,920

		10,307,256

Total Common Stocks Sold Short (Proceeds $385,188,961)		375,474,352

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$376,879,483	$—	$—	$376,879,483
Short-Term Investments	21,447,982	—	—	21,447,982
Total	$398,327,465	$—	$—	$398,327,465

Liabilities
Investments Sold Short, at Value(c)	$(375,474,352)	$—	$—	$(375,474,352)
Total	$(375,474,352)	$—	$—	$(375,474,352)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012